Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations
Combined financial information regarding entities accounted for as discontinued operations

	Year Ended December 31,
	2013	2012	2011
Revenues	$404.7	$635.8	$943.1
Pre-tax income (loss)	(4.6)	(15.1)	3.1
Gain (loss) on disposal	0.8	8.1	3.3

	2013	2012
Inventory	$55.8	$85.6
Other assets	51.5	78.5
Total assets	107.3	164.1

Floor plan notes payable (including non-trade)	43.6	71.4
Other liabilities	16.1	24.5
Total liabilities	59.7	95.9